Credit risk - Schedule of Loans and Advances by Credit Grade (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Total financial assets	£ 584,365	£ 578,584
Loans and advances to customers
Disclosure of credit risk exposure [line items]
Total financial assets	441,907	433,124
Loans and advances to customers | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	386,787	367,974
Loans and advances to customers | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	43,499	51,511
Loans and advances to customers | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	5,601	5,998
Loans and advances to customers | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	6,020	7,641
Retail – UK mortgages
Disclosure of credit risk exposure [line items]
Total financial assets	312,280	306,215
Retail – UK mortgages | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	269,707	256,435
Retail – UK mortgages | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	32,722	38,159
Retail – UK mortgages | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	3,831	3,980
Retail – UK mortgages | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	6,020	7,641
Carrying value £m | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Total financial assets	445,090	436,817	£ 440,102
Carrying value £m | Loans and advances to customers | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	387,517	368,859	362,766
Carrying value £m | Loans and advances to customers | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	44,658	52,973	60,103
Carrying value £m | Loans and advances to customers | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	6,708	7,131	7,611
Carrying value £m | Loans and advances to customers | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	6,207	7,854	9,622
Carrying value £m | Total Retail
Disclosure of credit risk exposure [line items]
Total financial assets	374,559	363,870
Carrying value £m | Total Retail | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	323,878	305,763
Carrying value £m | Total Retail | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	39,597	45,180
Carrying value £m | Total Retail | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	4,877	5,073
Carrying value £m | Total Retail | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	6,207	7,854
Carrying value £m | Retail – UK mortgages
Disclosure of credit risk exposure [line items]
Total financial assets	313,128	307,320	312,338
Carrying value £m | Retail – UK mortgages | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	282,314	230,877
Carrying value £m | Retail – UK mortgages | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	15,871	56,674
Carrying value £m | Retail – UK mortgages | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	1,408	2,932
Carrying value £m | Retail – UK mortgages | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	290	590
Carrying value £m | Retail – UK mortgages | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	2,872	4,056
Carrying value £m | Retail – UK mortgages | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	10,373	12,191
Carrying value £m | Retail – UK mortgages | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	269,760	256,596	257,517
Carrying value £m | Retail – UK mortgages | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	32,995	38,533	41,783
Carrying value £m | Retail – UK mortgages | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	261,101	226,740
Carrying value £m | Retail – UK mortgages | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	21,213	4,137
Carrying value £m | Retail – UK mortgages | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	8,487	29,637
Carrying value £m | Retail – UK mortgages | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	7,384	27,037
Carrying value £m | Retail – UK mortgages | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	112	219
Carrying value £m | Retail – UK mortgages | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,296	2,713
Carrying value £m | Retail – UK mortgages | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	17	0
Carrying value £m | Retail – UK mortgages | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	273	590
Carrying value £m | Retail – UK mortgages | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	43	0
Carrying value £m | Retail – UK mortgages | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	2,829	4,056
Carrying value £m | Retail – UK mortgages | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK mortgages | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK mortgages | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	4,166	4,337	3,416
Carrying value £m | Retail – UK mortgages | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK mortgages | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK mortgages | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK mortgages | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK mortgages | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK mortgages | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	4,166	4,337
Carrying value £m | Retail – UK mortgages | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	6,207	7,854	9,622
Carrying value £m | Retail – UK mortgages | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK mortgages | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK mortgages | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK mortgages | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK mortgages | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK mortgages | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	6,207	7,854
Carrying value £m | Retail – credit cards
Disclosure of credit risk exposure [line items]
Total financial assets	16,240	15,817
Carrying value £m | Retail – credit cards | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	5,068	3,911
Carrying value £m | Retail – credit cards | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	8,360	8,407
Carrying value £m | Retail – credit cards | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	2,101	2,617
Carrying value £m | Retail – credit cards | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	152	232
Carrying value £m | Retail – credit cards | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	294	366
Carrying value £m | Retail – credit cards | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	265	284
Carrying value £m | Retail – credit cards | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	13,534	12,625
Carrying value £m | Retail – credit cards | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	2,441	2,908
Carrying value £m | Retail – credit cards | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	5,058	3,906
Carrying value £m | Retail – credit cards | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	10	5
Carrying value £m | Retail – credit cards | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	7,231	7,159
Carrying value £m | Retail – credit cards | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,129	1,248
Carrying value £m | Retail – credit cards | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,242	1,548
Carrying value £m | Retail – credit cards | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	859	1,069
Carrying value £m | Retail – credit cards | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	3	12
Carrying value £m | Retail – credit cards | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	149	220
Carrying value £m | Retail – credit cards | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – credit cards | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	294	366
Carrying value £m | Retail – credit cards | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – credit cards | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – credit cards | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	265	284
Carrying value £m | Retail – credit cards | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – credit cards | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – credit cards | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – credit cards | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – credit cards | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – credit cards | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	265	284
Carrying value £m | Retail – credit cards | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – credit cards | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – credit cards | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – credit cards | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – credit cards | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – credit cards | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – credit cards | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK unsecured loans and overdrafts
Disclosure of credit risk exposure [line items]
Total financial assets	10,736	8,486
Carrying value £m | Retail – UK unsecured loans and overdrafts | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	1,209	639
Carrying value £m | Retail – UK unsecured loans and overdrafts | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	7,504	5,402
Carrying value £m | Retail – UK unsecured loans and overdrafts | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	1,354	1,729
Carrying value £m | Retail – UK unsecured loans and overdrafts | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	142	178
Carrying value £m | Retail – UK unsecured loans and overdrafts | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	352	342
Carrying value £m | Retail – UK unsecured loans and overdrafts | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	175	196
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	9,314	7,103
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,247	1,187
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,207	638
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	2	1
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	7,020	5,152
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	484	250
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,047	1,256
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	307	473
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	31	43
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	111	135
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	9	14
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	343	328
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	175	196
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	175	196
Carrying value £m | Retail – UK unsecured loans and overdrafts | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK Motor Finance
Disclosure of credit risk exposure [line items]
Total financial assets	16,419	15,680
Carrying value £m | Retail – UK Motor Finance | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	9,727	10,548
Carrying value £m | Retail – UK Motor Finance | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	5,656	3,789
Carrying value £m | Retail – UK Motor Finance | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	687	997
Carrying value £m | Retail – UK Motor Finance | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	46	63
Carrying value £m | Retail – UK Motor Finance | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	179	171
Carrying value £m | Retail – UK Motor Finance | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	124	112
Carrying value £m | Retail – UK Motor Finance | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	13,897	13,541
Carrying value £m | Retail – UK Motor Finance | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	2,398	2,027
Carrying value £m | Retail – UK Motor Finance | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	8,967	9,979
Carrying value £m | Retail – UK Motor Finance | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	760	569
Carrying value £m | Retail – UK Motor Finance | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	4,487	2,791
Carrying value £m | Retail – UK Motor Finance | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,169	998
Carrying value £m | Retail – UK Motor Finance | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	440	769
Carrying value £m | Retail – UK Motor Finance | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	247	228
Carrying value £m | Retail – UK Motor Finance | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK Motor Finance | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	46	63
Carrying value £m | Retail – UK Motor Finance | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	3	2
Carrying value £m | Retail – UK Motor Finance | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	176	169
Carrying value £m | Retail – UK Motor Finance | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK Motor Finance | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK Motor Finance | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	124	112
Carrying value £m | Retail – UK Motor Finance | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK Motor Finance | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK Motor Finance | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK Motor Finance | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK Motor Finance | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK Motor Finance | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	124	112
Carrying value £m | Retail – UK Motor Finance | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK Motor Finance | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK Motor Finance | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK Motor Finance | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK Motor Finance | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK Motor Finance | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK Motor Finance | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – other
Disclosure of credit risk exposure [line items]
Total financial assets	18,036	16,567
Carrying value £m | Retail – other | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	15,401	13,853
Carrying value £m | Retail – other | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	2,322	2,383
Carrying value £m | Retail – other | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	150	86
Carrying value £m | Retail – other | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	7	6
Carrying value £m | Retail – other | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	9	95
Carrying value £m | Retail – other | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	147	144
Carrying value £m | Retail – other | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	17,373	15,898
Carrying value £m | Retail – other | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	516	525
Carrying value £m | Retail – other | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	15,163	13,613
Carrying value £m | Retail – other | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	238	240
Carrying value £m | Retail – other | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	2,132	2,197
Carrying value £m | Retail – other | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	190	186
Carrying value £m | Retail – other | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	78	0
Carrying value £m | Retail – other | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	72	86
Carrying value £m | Retail – other | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – other | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	7	6
Carrying value £m | Retail – other | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	88
Carrying value £m | Retail – other | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	9	7
Carrying value £m | Retail – other | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – other | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – other | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	147	144
Carrying value £m | Retail – other | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – other | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – other | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – other | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – other | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – other | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	147	144
Carrying value £m | Retail – other | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – other | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – other | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – other | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – other | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – other | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – other | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Commercial Banking
Disclosure of credit risk exposure [line items]
Total financial assets	70,853	73,248
Carrying value £m | Commercial Banking | CMS 1–5
Disclosure of credit risk exposure [line items]
Total financial assets	13,611	12,145
Carrying value £m | Commercial Banking | CMS 6–10
Disclosure of credit risk exposure [line items]
Total financial assets	13,872	17,380
Carrying value £m | Commercial Banking | CMS 11–14
Disclosure of credit risk exposure [line items]
Total financial assets	32,586	33,159
Carrying value £m | Commercial Banking | CMS 15–18
Disclosure of credit risk exposure [line items]
Total financial assets	8,231	7,688
Carrying value £m | Commercial Banking | CMS 19
Disclosure of credit risk exposure [line items]
Total financial assets	722	818
Carrying value £m | Commercial Banking | CMS 20–23
Disclosure of credit risk exposure [line items]
Total financial assets	1,831	2,058
Carrying value £m | Commercial Banking | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	63,961	63,397
Carrying value £m | Commercial Banking | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	5,061	7,793
Carrying value £m | Commercial Banking | Stage 1 and 2 | CMS 1–5 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	13,611	12,145
Carrying value £m | Commercial Banking | Stage 1 and 2 | CMS 1–5 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Commercial Banking | Stage 1 and 2 | CMS 6–10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	13,819	17,259
Carrying value £m | Commercial Banking | Stage 1 and 2 | CMS 6–10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	53	121
Carrying value £m | Commercial Banking | Stage 1 and 2 | CMS 11–14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	31,534	30,366
Carrying value £m | Commercial Banking | Stage 1 and 2 | CMS 11–14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,052	2,793
Carrying value £m | Commercial Banking | Stage 1 and 2 | CMS 15–18 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	4,997	3,618
Carrying value £m | Commercial Banking | Stage 1 and 2 | CMS 15–18 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	3,234	4,070
Carrying value £m | Commercial Banking | Stage 1 and 2 | CMS 19 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	9
Carrying value £m | Commercial Banking | Stage 1 and 2 | CMS 19 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	722	809
Carrying value £m | Commercial Banking | Stage 1 and 2 | CMS 20–23 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Commercial Banking | Stage 1 and 2 | CMS 20–23 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Commercial Banking | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,831	2,058
Carrying value £m | Commercial Banking | Stage 3 £m | CMS 1–5 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Commercial Banking | Stage 3 £m | CMS 6–10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Commercial Banking | Stage 3 £m | CMS 11–14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Commercial Banking | Stage 3 £m | CMS 15–18 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Commercial Banking | Stage 3 £m | CMS 19 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Commercial Banking | Stage 3 £m | CMS 20–23 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,831	2,058
Carrying value £m | Commercial Banking | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Commercial Banking | POCI £m | CMS 1–5 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Commercial Banking | POCI £m | CMS 6–10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Commercial Banking | POCI £m | CMS 11–14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Commercial Banking | POCI £m | CMS 15–18 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Commercial Banking | POCI £m | CMS 19 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Commercial Banking | POCI £m | CMS 20–23 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Other
Disclosure of credit risk exposure [line items]
Total financial assets	(322)	(301)
Carrying value £m | Other | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(322)	(301)
Carrying value £m | Other | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Other | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Other | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment
Disclosure of credit risk exposure [line items]
Total financial assets	(3,453)	(4,021)
Accumulated impairment | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(872)	(1,051)
Accumulated impairment | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1,284)	(1,621)
Accumulated impairment | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1,110)	(1,136)
Accumulated impairment | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(187)	(213)
Accumulated impairment | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Total financial assets	(3,183)	(3,693)	(4,475)
Accumulated impairment | Loans and advances to customers | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(730)	(885)	(678)
Accumulated impairment | Loans and advances to customers | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1,159)	(1,462)	(1,792)
Accumulated impairment | Loans and advances to customers | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1,107)	(1,133)	(1,752)
Accumulated impairment | Loans and advances to customers | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(187)	(213)	(253)
Accumulated impairment | Total Retail
Disclosure of credit risk exposure [line items]
Total financial assets	(2,309)	(2,691)
Accumulated impairment | Total Retail | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(531)	(668)
Accumulated impairment | Total Retail | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(896)	(1,095)
Accumulated impairment | Total Retail | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(695)	(715)
Accumulated impairment | Total Retail | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(187)	(213)
Accumulated impairment | Retail – UK mortgages
Disclosure of credit risk exposure [line items]
Total financial assets	(848)	(1,105)	(1,207)
Accumulated impairment | Retail – UK mortgages | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	(189)	(160)
Accumulated impairment | Retail – UK mortgages | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	(57)	(189)
Accumulated impairment | Retail – UK mortgages | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	(15)	(37)
Accumulated impairment | Retail – UK mortgages | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	(5)	(13)
Accumulated impairment | Retail – UK mortgages | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	(60)	(136)
Accumulated impairment | Retail – UK mortgages | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	(522)	(570)
Accumulated impairment | Retail – UK mortgages | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(53)	(161)	(91)
Accumulated impairment | Retail – UK mortgages | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(273)	(374)	(552)
Accumulated impairment | Retail – UK mortgages | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(46)	(123)
Accumulated impairment | Retail – UK mortgages | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(143)	(37)
Accumulated impairment | Retail – UK mortgages | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(6)	(38)
Accumulated impairment | Retail – UK mortgages | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(51)	(151)
Accumulated impairment | Retail – UK mortgages | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK mortgages | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(15)	(37)
Accumulated impairment | Retail – UK mortgages | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK mortgages | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(5)	(13)
Accumulated impairment | Retail – UK mortgages | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1)	0
Accumulated impairment | Retail – UK mortgages | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(59)	(136)
Accumulated impairment | Retail – UK mortgages | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK mortgages | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK mortgages | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(335)	(357)	(311)
Accumulated impairment | Retail – UK mortgages | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK mortgages | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK mortgages | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK mortgages | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK mortgages | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK mortgages | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(335)	(357)
Accumulated impairment | Retail – UK mortgages | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(187)	(213)	£ (253)
Accumulated impairment | Retail – UK mortgages | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK mortgages | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK mortgages | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK mortgages | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK mortgages | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK mortgages | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(187)	(213)
Accumulated impairment | Retail – credit cards
Disclosure of credit risk exposure [line items]
Total financial assets	(579)	(699)
Accumulated impairment | Retail – credit cards | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	(12)	(9)
Accumulated impairment | Retail – credit cards | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	(139)	(156)
Accumulated impairment | Retail – credit cards | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	(158)	(212)
Accumulated impairment | Retail – credit cards | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	(31)	(51)
Accumulated impairment | Retail – credit cards | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	(106)	(141)
Accumulated impairment | Retail – credit cards | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	(133)	(130)
Accumulated impairment | Retail – credit cards | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(149)	(168)
Accumulated impairment | Retail – credit cards | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(297)	(401)
Accumulated impairment | Retail – credit cards | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(11)	(9)
Accumulated impairment | Retail – credit cards | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1)	0
Accumulated impairment | Retail – credit cards | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(87)	(91)
Accumulated impairment | Retail – credit cards | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(52)	(65)
Accumulated impairment | Retail – credit cards | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(51)	(67)
Accumulated impairment | Retail – credit cards | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(107)	(145)
Accumulated impairment | Retail – credit cards | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	(1)
Accumulated impairment | Retail – credit cards | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(31)	(50)
Accumulated impairment | Retail – credit cards | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – credit cards | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(106)	(141)
Accumulated impairment | Retail – credit cards | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – credit cards | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – credit cards | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(133)	(130)
Accumulated impairment | Retail – credit cards | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – credit cards | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – credit cards | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – credit cards | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – credit cards | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – credit cards | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(133)	(130)
Accumulated impairment | Retail – credit cards | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – credit cards | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – credit cards | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – credit cards | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – credit cards | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – credit cards | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – credit cards | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK unsecured loans and overdrafts
Disclosure of credit risk exposure [line items]
Total financial assets	(460)	(460)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	(3)	(1)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	(125)	(101)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	(76)	(94)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	(25)	(31)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	(113)	(115)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	(118)	(118)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(145)	(134)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(197)	(208)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(3)	(1)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(98)	(83)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(27)	(18)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(40)	(44)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(36)	(50)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(3)	(4)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(22)	(27)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1)	(2)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(112)	(113)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(118)	(118)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(118)	(118)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK Motor Finance
Disclosure of credit risk exposure [line items]
Total financial assets	(356)	(340)
Accumulated impairment | Retail – UK Motor Finance | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	(128)	(154)
Accumulated impairment | Retail – UK Motor Finance | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	(95)	(70)
Accumulated impairment | Retail – UK Motor Finance | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	(19)	(16)
Accumulated impairment | Retail – UK Motor Finance | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	(6)	(7)
Accumulated impairment | Retail – UK Motor Finance | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	(36)	(30)
Accumulated impairment | Retail – UK Motor Finance | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	(72)	(63)
Accumulated impairment | Retail – UK Motor Finance | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(169)	(186)
Accumulated impairment | Retail – UK Motor Finance | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(115)	(91)
Accumulated impairment | Retail – UK Motor Finance | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(112)	(142)
Accumulated impairment | Retail – UK Motor Finance | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(16)	(12)
Accumulated impairment | Retail – UK Motor Finance | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(55)	(41)
Accumulated impairment | Retail – UK Motor Finance | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(40)	(29)
Accumulated impairment | Retail – UK Motor Finance | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(2)	(3)
Accumulated impairment | Retail – UK Motor Finance | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(17)	(13)
Accumulated impairment | Retail – UK Motor Finance | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK Motor Finance | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(6)	(7)
Accumulated impairment | Retail – UK Motor Finance | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK Motor Finance | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(36)	(30)
Accumulated impairment | Retail – UK Motor Finance | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK Motor Finance | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK Motor Finance | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(72)	(63)
Accumulated impairment | Retail – UK Motor Finance | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK Motor Finance | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK Motor Finance | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK Motor Finance | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK Motor Finance | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK Motor Finance | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(72)	(63)
Accumulated impairment | Retail – UK Motor Finance | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK Motor Finance | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK Motor Finance | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK Motor Finance | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK Motor Finance | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK Motor Finance | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK Motor Finance | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – other
Disclosure of credit risk exposure [line items]
Total financial assets	(66)	(87)
Accumulated impairment | Retail – other | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	(8)	(7)
Accumulated impairment | Retail – other | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	(18)	(29)
Accumulated impairment | Retail – other | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	(3)	(4)
Accumulated impairment | Retail – other | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – other | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – other | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	(37)	(47)
Accumulated impairment | Retail – other | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(15)	(19)
Accumulated impairment | Retail – other | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(14)	(21)
Accumulated impairment | Retail – other | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(4)	(3)
Accumulated impairment | Retail – other | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(4)	(4)
Accumulated impairment | Retail – other | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(11)	(16)
Accumulated impairment | Retail – other | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(7)	(13)
Accumulated impairment | Retail – other | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – other | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(3)	(4)
Accumulated impairment | Retail – other | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – other | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – other | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – other | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – other | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – other | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – other | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(37)	(47)
Accumulated impairment | Retail – other | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – other | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – other | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – other | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – other | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – other | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(37)	(47)
Accumulated impairment | Retail – other | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – other | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – other | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – other | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – other | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – other | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – other | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Commercial Banking
Disclosure of credit risk exposure [line items]
Total financial assets	(874)	(1,002)
Accumulated impairment | Commercial Banking | CMS 1–5
Disclosure of credit risk exposure [line items]
Total financial assets	(1)	(2)
Accumulated impairment | Commercial Banking | CMS 6–10
Disclosure of credit risk exposure [line items]
Total financial assets	(11)	(23)
Accumulated impairment | Commercial Banking | CMS 11–14
Disclosure of credit risk exposure [line items]
Total financial assets	(142)	(186)
Accumulated impairment | Commercial Banking | CMS 15–18
Disclosure of credit risk exposure [line items]
Total financial assets	(231)	(292)
Accumulated impairment | Commercial Banking | CMS 19
Disclosure of credit risk exposure [line items]
Total financial assets	(77)	(81)
Accumulated impairment | Commercial Banking | CMS 20–23
Disclosure of credit risk exposure [line items]
Total financial assets	(412)	(418)
Accumulated impairment | Commercial Banking | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(199)	(217)
Accumulated impairment | Commercial Banking | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(263)	(367)
Accumulated impairment | Commercial Banking | Stage 1 and 2 | CMS 1–5 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1)	(2)
Accumulated impairment | Commercial Banking | Stage 1 and 2 | CMS 1–5 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Commercial Banking | Stage 1 and 2 | CMS 6–10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(11)	(23)
Accumulated impairment | Commercial Banking | Stage 1 and 2 | CMS 6–10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Commercial Banking | Stage 1 and 2 | CMS 11–14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(121)	(129)
Accumulated impairment | Commercial Banking | Stage 1 and 2 | CMS 11–14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(21)	(57)
Accumulated impairment | Commercial Banking | Stage 1 and 2 | CMS 15–18 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(66)	(63)
Accumulated impairment | Commercial Banking | Stage 1 and 2 | CMS 15–18 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(165)	(229)
Accumulated impairment | Commercial Banking | Stage 1 and 2 | CMS 19 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Commercial Banking | Stage 1 and 2 | CMS 19 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(77)	(81)
Accumulated impairment | Commercial Banking | Stage 1 and 2 | CMS 20–23 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Commercial Banking | Stage 1 and 2 | CMS 20–23 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Commercial Banking | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(412)	(418)
Accumulated impairment | Commercial Banking | Stage 3 £m | CMS 1–5 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Commercial Banking | Stage 3 £m | CMS 6–10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Commercial Banking | Stage 3 £m | CMS 11–14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Commercial Banking | Stage 3 £m | CMS 15–18 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Commercial Banking | Stage 3 £m | CMS 19 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Commercial Banking | Stage 3 £m | CMS 20–23 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(412)	(418)
Accumulated impairment | Commercial Banking | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Commercial Banking | POCI £m | CMS 1–5 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Commercial Banking | POCI £m | CMS 6–10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Commercial Banking | POCI £m | CMS 11–14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Commercial Banking | POCI £m | CMS 15–18 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Commercial Banking | POCI £m | CMS 19 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Commercial Banking | POCI £m | CMS 20–23 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Other | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Other | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Other | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Other | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	£ 0	£ 0